EMPLOYEE BENEFIT PLAN - Weighted Average Actuarial Assumptions Used To Determine Benefit Obligations and Net Gratuity Cost (Details)	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Discount rate	7.45%	7.06%
Rate of compensation increase	10.00%	7.00%